Summary of Significant Accounting Policies (Details Textual) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Summary of Significant Accounting Policies (Textual)
Warrant policy period			1 year
Stock Options [Member]
Summary of Significant Accounting Policies (Textual)
Computation of potentially dilutive securities	4,438,867	2,016,562
Warrant [Member]
Summary of Significant Accounting Policies (Textual)
Computation of potentially dilutive securities			7,571,395	1,620,000